Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables
Schedule of trade payables

		12.31.23	12.31.22
Non-current
Customer guarantees		1,235	1,881
Customer contributions		362	985
Total non-current		1,597	2,866

Current
Payables for purchase of electricity - CAMMESA (1)		135,632	444,332
Provision for unbilled electricity purchases - CAMMESA		43,738	72,827
Suppliers		59,658	40,221
Related parties	34.c	624	638
Advance to customer		1,225	1,809
Customer contributions		37	106
Discounts to customers		36	3
Total current		240,950	559,936

(1)	As of December 31, 2023, includes $ 22,550 ($ 13,162 for principal plus $ 9,388 of interest) relating to post-dated checks issued by the Company in favor of CAMMESA.